Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of significant unobservable inputs adopted in the valuation

	December 31, 2023	December 31, 2024
Unobservable Input
Expected volatility	44%-51%	49%-52%
Probability	Liquidation scenario: 35%-40% Redemption scenario: 0%-35% IPO scenario: 30%-60%	Liquidation scenario: 20%-43% Redemption scenario: 0%-43% IPO scenario: 15%-80%

Schedule of cash and cash equivalents

	December 31,	December 31,
	2023	2024
Cash and cash equivalents	32,935,111	19,328,920
Restricted cash	5,542,271	8,320,728
Long-term restricted cash	144,125	97,720
Total	38,621,507	27,747,368

Schedule of expected credit loss provision for the current and non-current assets

Balance as at December 31, 2023

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	4,703,829	0.98%	46,177
Amounts due from related parties	1,731,399	0.51%	8,796
Prepayments and other current assets	3,440,174	0.16%	5,411
Non-current assets:
Other non-current assets	4,936,918	1.08%	53,357

Balance as at December 31, 2024

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	1,714,786	2.25%	38,540
Amounts due from related parties	7,712,546	0.13%	10,142
Prepayments and other current assets	3,634,868	0.05%	1,912
Non-current assets:
Other non-current assets	3,632,523	1.63%	59,386

Schedule of estimate useful life of property, plant and equipment

Useful lives
Buildings and constructions	20 years
Production facilities	3-10 years
Charging and power swap infrastructure	5 to 8 years
R&D equipment	5 to 15 years
Computer and electronic equipment	3 years
Purchased software	1 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term (ranging from 1-10 years)
Vehicles for corporate use or customers’ subscription	5 years
Others (office equipment, after-sales equipment, etc.)	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain name	5 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Year Ended December 31,
	2022	2023	2024
Warranty – beginning of year	1,962,977	2,946,937	3,912,224
Provision for warranty	1,128,920	1,222,916	1,168,121
Warranty costs incurred	(144,960)	(257,629)	(359,633)
Warranty– end of year	2,946,937	3,912,224	4,720,712